Long-term debt - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Repayments of outstanding balance		$ 34,000	$ 6,000	$ 34,000	$ 17,500
Hoegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description				The Partnership must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of 25% of total assets, and $150 million Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all times be greater than zero Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorate for partial ownership), subject to a cap of $20 million The Vessel Owners must maintain a ratio of combined EBITDA to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%
Senior secured term loan | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description				The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date; Guarantor's book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor's free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Gallant And Grace facility
Debt Instrument [Line Items]
Repayments of outstanding balance	$ 303,200
Repayments of Accrued interest	$ 1,600